Accounts receivable (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Accounts receivable
Insurance receivables		$ 1,288	$ 870
Freight and time charter receivables		626	2,399
Other receivables		846	2,684
Accounts receivable		50,302	65,458
Scorpio Group Pools
Accounts receivable
Related party receivables		45,708	44,880
Scorpio MR Pool Limited
Accounts receivable
Related party receivables		27,529	27,720
Scorpio LR2 Pool Limited
Accounts receivable
Related party receivables		13,466	7,026
Scorpio Handymax Tanker Pool Limited
Accounts receivable
Related party receivables		3,525	6,037
Scorpio LR1 Pool Limited
Accounts receivable
Related party receivables		1,124	3,002
Scorpio Aframax Pool Limited
Accounts receivable
Related party receivables		64	1,095
Navig 8 Group Pools
Accounts receivable
Receivables from Navig8 pools		$ 1,834	$ 14,625
Accounts receivable collected	$ 1,500